Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions
Schedule of related party debt
	Principal		Effective	Stated Interest	March 31,	December 31,
Payment date	Amount	Maturity date	Interest rate	Rate	2025	2024
December 1, 2024	$576,693	December 31, 2025	-	10%	$576,693	$576,693
February 2025	$2,000,000	February 28, 2026	354%	10%	2,000,000	-
Total Convertible notes					$2,576,693	$576,693
Less: Unamortized debt discount					(1,793,237)	-
					783,456	576,693
Less: Current portion					(783,456)	(576,693)
Long -term portion					$-	$-

	December 31,	December 31,
Related Party	2024	2023
A	$-	$897,197
B	-	411,880
	$-	$1,309,077

Schedule of expenses to related parties and their nature
	Three Months Ended
	March 31
Related Party	2025	2024	Nature of transaction	Financial Statement Line Item
A	$14,220	$-	Interest payable related to Convertible note	Interest expenses - related party
A	$2,103,600	$-	150,000 Series C preferred stock for consulting fee	Professional fees - related party
C	$141,500	$25,000	Cash paid for management fee	Management compensation
D	$16,000	$16,800	Cash paid for consulting fees	Professional fees - related party
D	$4,000	$4,200	Cash paid for consulting and advisory fees	Cost of revenue - related party
E	$-	$28,854	Cash paid for management fee	Professional fees - related party
E	$91,290	$43,146	Cash paid for royalty and sales commissions	Cost of revenue - related party
F	$420,720	$-	30,000 Series C preferred stock for management compensation	Management compensation
F	$-	$348,000	20,000 shares of Series C preferred stock for advisory fee	Professional fees - related party
H	$-	$85,980	100,000 shares of common stock issued for advisory fee	Professional fees - related party
I	$-	$214,950	250,000 shares of common stock issued for advisory fee	Professional fees - related party
J	$-	$429,900	500,000 shares of common stock issued for advisory fee	Professional fees - related party
K	$-	$128,970	150,000 shares of common stock issued for advisory fee	Professional fees - related party
L	$-	$214,950	250,000 shares of common stock issued for advisory fee	Professional fees - related party

	Year Ended
	December 31
Related Party	2024	2023	Nature of transaction	Financial Statement Line Item
D	$77,600	$120,400	Cash paid for consulting fees	Professional fees - related party
D	$19,400	$30,100	Cash paid for consulting and advisory fees	Cost of revenue – related party
E	$163,654	$139,196	Cash paid for management fee	Professional fees - related party
E	$81,917	$47,304	Cash paid for royalty and sales commissions (See Note14)	Cost of revenue – related party
F	$214,950	$-	250,000 shares of common stock issued for advisory fee	Professional fees - related party
G	$429,900	$-	500,000 shares of common stock issued for advisory fee	Professional fees - related party
H	$128,970	$-	150,000 shares of common stock issued for advisory fee	Professional fees - related party
I	$214,950	$-	250,000 shares of common stock issued for advisory fee	Professional fees - related party
J	$348,000	$-	20,000 shares of Series C preferred stock for advisory fee	Professional fees - related party
K	$85,980	$-	100,000 shares of common stock issued for advisory fee	Professional fees - related party